Expense Example - PGIM QMAW Systematic Absolute Return Fund	A 1 Year	A 3 Years	C 1 Year	C 3 Years	Z 1 Year	Z 3 Years	R6 1 Year	R6 3 Years
USD ($)	685	1,163	318	989	117	469	112	686